CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 36,764	$ 5,873,122
Restricted cash		7,990,000
Trade receivables, net		777,979
Prepaid expenses and other receivables	112,633	1,178,375
Due from related parties	2,712,303	3,322,946
Inventories		1,844,306
Interest rate swaps		38,193
Total current assets	2,861,700	21,024,921
FIXED ASSETS:
Vessels, net		334,236,238
Other fixed assets, net		42,416
Total fixed assets		334,278,654
OTHER NON-CURRENT ASSETS:
Intangible assets, net		446,401
Other assets, net	4,005	4,005
Restricted cash	10,000	10,000
Total Assets	2,875,705	355,763,981
CURRENT LIABILITIES:
Trade accounts payable	247,423	1,313,768
Accrued expenses	320,016	2,127,536
Interest rate swaps		42,479
Due to related parties	68,149	443,939
Deferred income		364,217
Current portion of long-term debt		122,763,076
Dividends on preferred shares payable	1,994,812	515,437
Total current liabilities	2,630,400	127,570,452
LONG-TERM LIABILITIES:
Warrant liability	960	3,388
Total long-term liabilities	960	3,388
Total liabilities	2,631,360	127,573,840
STOCKHOLDERS' EQUITY:
Common stock, par value $0.01; 475,000,000 shares authorized; 629,775 and 2,912,257 shares issued and 625,611 and 2,912,257 shares outstanding at December 31, 2015 and 2016, respectively	29,123	6,298
Preferred stock, par value $0.01; 25,000,000 shares authorized, of which:
Series A Participating Preferred Stock: 1,000,000 designated, none issued and outstanding
Series B Preferred Shares: 2,500,000 designated, none issued and outstanding
Series B-1 Preferred Shares: 2,500,000 designated, none issued and outstanding
Series C Preferred Shares: 2,500,000 designated, 916,333 and 879,833 shares issued and outstanding at December 31, 2015 and 2016, respectively	8,798	9,163
Additional paid-in capital	248,597,051	250,578,058
Treasury stock		(113,667)
Accumulated other comprehensive income		37,710
Accumulated deficit	(248,390,627)	(22,327,421)
Total stockholders' equity	244,345	228,190,141
Total Liabilities and Stockholders' Equity	$ 2,875,705	$ 355,763,981